Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	7,330,548	7,308,685
Common stock, shares outstanding (in shares)	5,888,737	6,379,323
Treasury stock, shares (in shares)	1,441,811	929,362